Document and Entity Information	Apr. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001766363
Document Type	8-K
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	Endeavor Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40373
Entity Tax Identification Number	83-3340169
Entity Address, Address Line One	9601 Wilshire Boulevard
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	285-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock,$0.00001 par value per share
Trading Symbol	EDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false